Fair values of financial assets and liabilities - Valuation techniques - financial assets (Details) £ in Millions	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	£ 500	£ 500
Financial liabilities	500	500
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	28,631	25,779
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	1,467	1,367
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	£ 1,467	£ 1,367
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.0	0.14
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	1.76	1.15
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	£ 21,474	£ 21,486
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	47	48
Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	501,508	494,988
Financial assets at FVPL
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	157,113	160,189
Financial assets, fair value	157,113	160,189
Financial assets at FVPL | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	14,987	14,908
Financial assets at FVPL | Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	22,496	21,076
Financial assets at FVPL | Loans and advances to customers | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	11,264	10,912
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	11,264	10,912
Effect of favourable changes in significant unobservable inputs, assets	541	401
Effect of unfavourable changes in significant unobservable inputs, assets	£ (503)	£ (384)
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Interest rate spreads | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.0050	0.0047
Financial assets at FVPL | Loans and advances to customers | Discounted cashflows | Interest rate spreads | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.0256	0.0108
Financial assets at FVPL | Equity and venture capital investments | Market approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 1,886	£ 1,948
Effect of favourable changes in significant unobservable inputs, assets	30	89
Effect of unfavourable changes in significant unobservable inputs, assets	£ (30)	£ (89)
Financial assets at FVPL | Equity and venture capital investments | Market approach | Earnings multiple | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	1.1	1.5
Financial assets at FVPL | Equity and venture capital investments | Market approach | Earnings multiple | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	14.6	15.4
Financial assets at FVPL | Equity and venture capital investments | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 961	£ 935
Effect of favourable changes in significant unobservable inputs, assets	124	89
Effect of unfavourable changes in significant unobservable inputs, assets	(146)	(113)
Financial assets at FVPL | Unlisted equities and debt securities, property partnerships in the life funds | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	867	1,052
Effect of favourable changes in significant unobservable inputs, assets	8	19
Effect of unfavourable changes in significant unobservable inputs, assets	(44)	(41)
Financial assets at FVPL | Other assets | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	9	61
Effect of favourable changes in significant unobservable inputs, assets		1
Effect of unfavourable changes in significant unobservable inputs, assets		(1)
Financial assets at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	27,211	25,092
Financial assets, fair value	27,211	25,092
Financial assets at FVOCI | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	345	408
Effect of favourable changes in significant unobservable inputs, assets	8
Effect of unfavourable changes in significant unobservable inputs, assets	(9)
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	32,978	26,369
Financial assets, fair value	32,978	26,369
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	884	863
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	884	863
Effect of favourable changes in significant unobservable inputs, assets	5	5
Effect of unfavourable changes in significant unobservable inputs, assets	£ (7)	£ (6)
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	0.00	0.14
Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, assets	1.76	1.15
At fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 217,302	£ 211,650
Financial liabilities, fair value	50,105	47,265
At fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	16,216	16,179
Financial liabilities, fair value	£ 1,514	£ 1,415